Note 13 - Voyage and Vessel Operating Expenses - Summary of Voyage, Vessel, Operating Expenses and Commissions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Voyage expenses	$ 410,676	$ 2,396,318	$ 82,627
Vessel operating expenses	9,183,152	6,892,388	4,308,418
Port Charges and Canal Dues [Member]
Voyage expenses	260,139	578,468	34,850
Bunkers [Member]
Voyage expenses	150,537	1,817,850	47,777
Crew Wages and Related Costs [Member]
Vessel operating expenses	5,532,463	4,616,900	2,621,166
Insurance [Member]
Vessel operating expenses	682,991	609,354	399,371
Repairs and Maintenance [Member]
Vessel operating expenses	407,324	181,174	109,399
Lubricants [Member]
Vessel operating expenses	520,452	379,853	421,406
Spares and Consumable Stores [Member]
Vessel operating expenses	1,404,080	706,855	480,209
Professional and Legal Fees [Member]
Vessel operating expenses	257,250	186,306	97,584
Other Vessel Operating Expenses [Member]
Vessel operating expenses	$ 378,592	$ 211,946	$ 179,283